Related Party Transaction	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transaction

Note 4 – Related Party Transaction:

The majority shareholder has advanced money, as necessary, for the purposes of operating cash flows.  The advances have not been formalized by notes, but are considered payable on demand.  There are no repayment terms or interest rates.  Amounts due as of June 30, 2012 are $300.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.  They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

The Company has little need for office space, therefore, does not own or lease property or lease office space.  The  office  space  used  by  the  Company  was  arranged  by  the  founder  of  the Company to use at no charge.  Management will assess the valuation of the utilized space at such time that the activities and utilization of the facilities become material.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.